Document and Entity Information	Oct. 08, 2021
Prospectus:
Document Type	497
Document Period End Date	Oct. 08, 2021
Registrant Name	GENERAL MONEY MARKET FUND, INC.
Entity Central Index Key	0000353560
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Oct. 08, 2021
Document Effective Date	Oct. 08, 2021
Prospectus Date	Mar. 31, 2021
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund - Wealth Shares | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMMXX
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund – Service Shares | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMBXX
GENERAL MONEY MARKET FUND, INC | Dreyfus Money Market Fund – Premier Shares | GENERAL MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	GMGXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Wealth Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GTMXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Service Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GBMXX
General Municipal Money Market Funds, Inc. | Dreyfus National Municipal Money Market Fund - Premier Shares | GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
Prospectus:
Trading Symbol	GMHXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Wealth Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNMXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Service Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNYXX
GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND | Dreyfus New York Municipal Money Market Fund - Premier Shares | GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
Prospectus:
Trading Symbol	GNBXX